Note 8 - Fair Value of Financial Instruments - Schedule of Carrying Values and Fair Values of Financial Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) - USD ($)	Sep. 30, 2020	Feb. 11, 2020	Dec. 31, 2019
Carrying value	$ 39,845,000
Reported Value Measurement [Member]
Cash and cash equivalents		$ 302
Loans, held-for-investment, net		22,127
Accrued interest and dividends		3,616
Assets, Fair Value Disclosure		2,719,837
Financial and Nonfinancial Liabilities, Fair Value Disclosure		2,539,724
Reported Value Measurement [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Bonds payable held in variable interest entities, at fair value		1,655,960
Reported Value Measurement [Member] | Mortgages [Member]
Loans, held-for-investment, net		863,564
Reported Value Measurement [Member] | Mortgages [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Loans, held-for-investment, net		$ 1,790,228
Fair Value, Recurring [Member]
Cash and cash equivalents	17,964,000
Loans, held-for-investment, net	38,934,000
Preferred stock	42,628,000
Accrued interest and dividends	6,838,000
Carrying value	39,845,000
Other assets	749,000
Assets, Fair Value Disclosure	6,157,899,000
Secured financing agreements, net	811,739,000
Master repurchase agreements	160,212,000
Accounts payable and other accrued liabilities	2,336,000
Accrued interest payable	1,201,000
Financial and Nonfinancial Liabilities, Fair Value Disclosure	5,801,431,000
Fair Value, Recurring [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Bonds payable held in variable interest entities, at fair value	4,825,943,000
Fair Value, Recurring [Member] | Mortgages [Member]
Loans, held-for-investment, net	916,363,000
Fair Value, Recurring [Member] | Mortgages [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Loans, held-for-investment, net	5,094,579,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	17,964,000
Loans, held-for-investment, net
Preferred stock
Accrued interest and dividends	6,838,000
Carrying value
Other assets	749,000
Assets, Fair Value Disclosure	25,551,000
Secured financing agreements, net
Master repurchase agreements
Accounts payable and other accrued liabilities	2,336,000
Accrued interest payable	1,201,000
Financial and Nonfinancial Liabilities, Fair Value Disclosure	3,537,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Bonds payable held in variable interest entities, at fair value
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgages [Member]
Loans, held-for-investment, net
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgages [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Loans, held-for-investment, net
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents
Loans, held-for-investment, net
Preferred stock
Accrued interest and dividends
Carrying value	39,845,000
Other assets
Assets, Fair Value Disclosure	5,134,424,000
Secured financing agreements, net
Master repurchase agreements
Accounts payable and other accrued liabilities
Accrued interest payable
Financial and Nonfinancial Liabilities, Fair Value Disclosure	4,825,943,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Bonds payable held in variable interest entities, at fair value	4,825,943,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgages [Member]
Loans, held-for-investment, net
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgages [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Loans, held-for-investment, net	5,094,579,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents
Loans, held-for-investment, net	38,934,000
Preferred stock	42,628,000
Accrued interest and dividends
Carrying value
Other assets
Assets, Fair Value Disclosure	997,924,000
Secured financing agreements, net	811,739,000
Master repurchase agreements	160,212,000
Accounts payable and other accrued liabilities
Accrued interest payable
Financial and Nonfinancial Liabilities, Fair Value Disclosure	971,951,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Bonds payable held in variable interest entities, at fair value
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgages [Member]
Loans, held-for-investment, net	916,363,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgages [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Loans, held-for-investment, net
Fair Value, Recurring [Member] | Reported Value Measurement [Member]
Cash and cash equivalents	17,964,000
Loans, held-for-investment, net	36,527,000
Preferred stock	41,517,000
Accrued interest and dividends	6,838,000
Carrying value	39,845,000
Other assets	749,000
Assets, Fair Value Disclosure	6,165,651,000
Secured financing agreements, net	786,939,000
Master repurchase agreements	160,212,000
Accounts payable and other accrued liabilities	2,336,000
Accrued interest payable	1,201,000
Financial and Nonfinancial Liabilities, Fair Value Disclosure	5,776,631,000
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Bonds payable held in variable interest entities, at fair value	4,825,943,000
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | Mortgages [Member]
Loans, held-for-investment, net	927,632,000
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | Mortgages [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Loans, held-for-investment, net	$ 5,094,579,000